Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income taxes [Abstract]
Reconciliation of Net Tax Provision
The net tax provision differs from that expected by applying the combined federal and provincial tax rates of 27.0% (March 31, 2023 – 27.0%) to loss before income tax for the following items:

	March 31, 2024	March 31, 2023
	$	$
Loss before tax	(59,599)	(220,376)
Combined federal and provincial rate	27.0%	27.0%
Expected tax recovery	(16,092)	(59,502)
Change in estimates from prior year	34	(23)
Foreign exchange	368	(2,637)
Non-deductible expenses	3,170	5,715
Non-deductible (non-taxable) portion of capital items	(2,441)	(7,469)
Goodwill and other impairment items	1,674	612
Tax impact on divestitures	953	3,076
Difference in statutory tax rate	1,070	6,655
Effect of change in tax rates	(5,277)	(99)
Changes in deferred tax benefits not recognized	15,987	38,488
Income tax expense (recovery)	(554)	(15,184)

Deferred Tax Assets (Liabilities) and Temporary Differences	Movements in deferred tax assets (liabilities) at March 31, 2024 and March 31, 2023 are comprised of the following:

	Balance, March 31, 2023	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	Balance, March 31, 2024
	$	$	$	$	$
Deferred tax assets
Non-capital losses	31,903	(6,842)	(43)	(1,278)	23,740
Capital losses	142	(86)	—	—	56
Finance costs	118	(54)	—	—	64
Investment tax credit	1,282	(1,282)	—	—	—
Derivatives	26	(26)	—	—	—
Leases	6,529	(287)	(4)	—	6,238
Others	1	(122)	12	—	(109)
Total deferred tax assets	40,001	(8,699)	(35)	(1,278)	29,989

Deferred tax liabilities
Convertible debenture	(3,402)	3,402	—	—	—
Investment in associates	(12)	12	—	—	—
Intangible assets	(12,624)	4,826	56	—	(7,742)
Property, plant and equipment	(16,265)	3,893	(8)	—	(12,380)
Inventory	(5,218)	(491)	—	—	(5,709)
Biological assets	(2,070)	(2,793)	—	—	(4,863)
Others	(1,655)	1,513	—	—	(142)
Total deferred tax liabilities	(41,246)	10,362	48	—	(30,836)

Net deferred tax liabilities	(1,245)	1,663	13	(1,278)	(847)

	Balance, June 30, 2022	(Charged to) / recovered through earnings (restatement)	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	Balance, March 31, 2023
	$	$	$	$	$	$
Deferred tax assets
Non-capital losses	24,691	839	5,924	965	(516)	31,903
Capital losses	—	—	142	—	—	142
Finance costs	10	133	(25)	—	—	118
Investment tax credit	1,282	—	—	—	—	1,282
Derivatives	26	—	—	—	—	26
Leases	8,718	—	(2,228)	39	—	6,529
Others	5,538	—	(5,537)	—	—	1
Total deferred tax assets	40,265	972	(1,724)	1,004	(516)	40,001

Deferred tax liabilities
Convertible debenture	(11,896)	—	8,494	—	—	(3,402)
Investment in associates	(8)	—	(4)	—	—	(12)
Intangible assets	(10,920)	(1,581)	449	(572)	—	(12,624)
Property, plant and equipment	(4,969)	(15,304)	4,427	(419)	—	(16,265)
Inventory	(11,648)	—	6,441	(11)	—	(5,218)
Biological assets	(3,686)	(407)	2,025	(2)	—	(2,070)
Others	—	49	(1,704)	—	—	(1,655)
Total deferred tax liabilities	(43,127)	(17,243)	20,128	(1,004)	—	(41,246)

Net deferred tax liabilities	(2,862)	(16,271)	18,404	—	(516)	(1,245)

Deferred tax assets (liabilities) as presented in the consolidated statements of financial position:

	March 31, 2024	March 31, 2023
	$	$
Deferred tax assets	15,343	15,500
Deferred tax liabilities	(16,190)	(16,745)
Net deferred tax liabilities	(847)	(1,245)

Deferred tax assets have not been recognized with respect to the following deductible temporary differences:

	March 31, 2024	March 31, 2023
	$	$
Non-capital losses carried forward	1,359,623	1,267,104
Investment in associates	—	1,240
Capital losses	203,843	186,093
Property, plant and equipment	555,376	581,993
Intangible assets	74,068	60,219
Goodwill	29,936	31,728
Marketable securities	22,210	25,075
Investment tax credits	6,696	6,696
Derivatives	11,254	22,164
Capital lease obligations	17,250	15,970
Other	29,143	56,776
	2,309,399	2,255,058